DUE FROM RELATED PARTIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Due From Related Parties	$ 318,763	$ 397,590	$ 429,648
Yubo Global Biotechnology (Chengdu) Co., Ltd [Member]
Total Due From Related Parties	0	0	25,360
Beijing Zhenhuikang Biotechnology Co., Ltd [Member]
Total Due From Related Parties	$ 318,763	$ 397,590	$ 404,288